Note 11 - Disclosures about Fair Value of Assets and Liabilities	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]

NOTE 11:             DISCLOSURES ABOUT FAIR VALUE OF ASSETS AND LIABILITIES

ASC Topic 820, Fair Value Measurements, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Topic 820 also specifies a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The standard describes three levels of inputs that may be used to measure fair value:

Level 1: Quoted prices in active markets for identical assets or liabilities

Level 2: Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities

Level 3: Unobservable inputs supported by little or no market activity and are significant to the fair value of the assets or liabilities

The following is a description of the inputs and valuation methodologies used for assets measured at fair value on a recurring basis and recognized in the accompanying consolidated balance sheets, as well as the general classification of such assets pursuant to the valuation hierarchy.

Available-for-sale securities: Where quoted market prices are available in an active market, securities are classified within Level 1 of the valuation hierarchy. Level 1 securities include equity securities. If quoted market prices are not available, then fair values are estimated by using pricing models, quoted prices of securities with similar characteristics or discounted cash flows. Level 2 securities include U.S. government agencies, municipals, U.S. corporate and government sponsored mortgage-backed securities. The Company has no Level 3 securities.

The following table presents the fair value measurements of assets recognized in the accompanying consolidated balance sheets measured at fair value on a recurring basis and the level within the fair value hierarchy in which the fair value measurements fall at December 31, 2014 and 2013 (dollar amounts in thousands):

As of December 31, 2014
Financial assets:
	Level 1 inputs	Level 2 inputs	Level 3 inputs	Total fair value
Equity securities:
Other	$105	$-	$-	$105
Debt securities:
U.S. government agencies	-	10,257	-	10,257
Municipals	-	15,590	-	15,590
Government sponsored mortgage-backed securities and SBA loan pools	-	60,516	-	60,516
Available-for-sale securities	$105	$86,363	$-	$86,468

As of December 31, 2013
Financial assets:
	Level 1 inputs	Level 2 inputs	Level 3 inputs	Total fair value
Equity securities:
Other	$99	$-	$-	$99
Debt securities:
U.S. government agencies	-	31,762	-	31,762
U.S. corporate	-	994	-	994
Municipals	-	13,493	-	13,493
Government sponsored mortgage-backed securities	-	51,345	-	51,345
Available-for-sale securities	$99	$97,594	$-	$97,693

The following is a description of the valuation methodologies used for assets measured at fair value on a nonrecurring basis and recognized in the accompanying consolidated balance sheets, as well as the general classification of such assets pursuant to the valuation hierarchy.

Foreclosed Assets Held for Sale:   Fair value is estimated using recent appraisals, comparable sales and other estimates of value obtained principally from independent sources, adjusted for selling costs. Foreclosed assets held for sale are classified within Level 3 of the valuation hierarchy.

Impaired loans (Collateral Dependent):   Loans for which it is probable that the Company will not collect all principal and interest due according to contractual terms are measured for impairment. Allowable methods for determining the amount of impairment include estimating fair value using the fair value of the collateral for collateral dependent loans.

If the impaired loan is identified as collateral dependent, then the fair value method of measuring the amount of impairment is utilized. This method requires obtaining a current independent appraisal of the collateral and applying a discount factor to the value. Impaired loans that are collateral dependent are classified within Level 3 of the fair value hierarchy when impairment is determined using the fair value method.

The following table presents the fair value measurement of assets measured at fair value on a nonrecurring basis and the level within the fair value hierarchy in which the fair value measurements fall at December 31, 2014 and 2013 (dollar amounts in thousands):

Impaired loans:
	Level 1 inputs	Level 2 inputs	Level 3 inputs	Total fair value
December 31, 2014	$-	$-	$4,076	$4,076
December 31, 2013	$-	$-	$10,305	$10,305

Foreclosed assets held for sale:
	Level 1 inputs	Level 2 inputs	Level 3 inputs	Total fair value
December 31, 2014	$-	$-	$354	$354
December 31, 2013	$-	$-	$2,340	$2,340

There were no transfers between valuation levels for any asset during the years ended December 31, 2014 or 2013. If valuation techniques are deemed necessary, the Company considers those transfers to occur at the end of the period when the assets are valued.

The following table presents quantitative information about unobservable inputs used in nonrecurring Level 3 fair value measurements (dollar amounts in thousands):

	Fair Value December 31, 2014	Valuation Technique	Unobservable Input	Range (Weighted Average)
Impaired loans (collateral dependent)	$4,076	Market Comparable	Discount to reflect realizable value	0%-34%	(16%)
Foreclosed assets held for sale	$354	Market Comparable	Discount to reflect realizable value	0%-32%	(21%)

The following methods were used to estimate the fair value of all other financial instruments recognized in the accompanying consolidated balance sheets at amounts other than fair value.

Cash and cash equivalents, interest-bearing deposits and Federal Home Loan Bank stock

The carrying amounts reported in the consolidated balance sheets approximate those assets' fair value.

Held-to-maturity securities

Fair value is based on quoted market prices, if available. If a quoted market price is not available, fair value is estimated using quoted market prices for similar securities.

Loans

The fair value of loans is estimated by discounting the future cash flows using the market rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities. Loans with similar characteristics were aggregated for purposes of the calculations. The carrying amount of accrued interest approximates its fair value.

Deposits

Deposits include demand deposits, savings accounts, NOW accounts and certain money market deposits. The carrying amount approximates fair value. The fair value of fixed-maturity certificates of deposit is estimated by discounting the future cash flows using rates currently offered for deposits of similar remaining maturities.

Federal Home Loan Bank and Federal Reserve advances and securities sold under agreements to repurchase

The fair value of advances and securities sold under agreements to repurchase is estimated by using rates on debt with similar terms and remaining maturities.

Subordinated debentures and notes payable

For these variable rate instruments, the carrying amount is a reasonable estimate of fair value. There is currently a limited market for similar debt instruments and the Company has the option to call the subordinated debentures at an amount close to its par value.

Interest payable

The carrying amount approximates fair value.

Commitments to originate loans, letters of credit and lines of credit

The fair value of commitments to originate loans is estimated using the fees currently charged to enter into similar agreements, taking into account the remaining terms of the agreements and the present credit worthiness of the counterparties. For fixed-rate loan commitments, fair value also considers the difference between current levels of interest rates and the committed rates. The fair value of letters of credit and lines of credit is based on fees currently charged for similar agreements or on the estimated cost to terminate them or otherwise settle the obligations with the counterparties at the reporting date.

The following table presents estimated fair values of the Company’s financial instruments at December 31, 2014 and 2013.

	December 31, 2014			December 31, 2013
	Carrying Amount	Fair Value	Hierarchy Level	Carrying Amount	Fair Value	Hierarchy Level
Financial assets:
Cash and cash equivalents	$12,493,890	$12,493,890	1	$12,303,200	$12,303,200	1
Held-to-maturity securities	60,993	62,619	2	79,162	81,089	2
Federal Home Loan Bank stock	3,156,900	3,156,900	2	2,885,100	2,885,100	2
Mortgage loans held for sale	1,214,632	1,214,632	2	623,432	623,432	2
Loans, net	486,586,636	487,244,753	3	464,379,854	466,057,001	3
Interest receivable	2,030,058	2,030,058	2	1,852,641	1,852,641	2
Financial liabilities:
Deposits	479,818,282	476,519,750	2	487,318,939	476,503,513	2
FHLB and Federal Reserve advances	60,350,000	61,615,252	2	55,350,000	57,185,083	2
Securities sold under agreements to repurchase	10,000,000	10,371,866	2	10,000,000	7,978,555	2
Subordinated debentures	15,465,000	15,465,000	3	15,465,000	15,465,000	3
Interest payable	242,145	242,145	2	250,361	250,361	2
Unrecognized financial instruments (net of contractual value):
Commitments to extend credit	-	-	-	-	-	-
Unused lines of credit	-	-	-	-	-	-